CONTINGENT LIABILITIES AND COMMITMENTS (Details Narrative)									1 Months Ended			6 Months Ended			12 Months Ended
	Mar. 04, 2022 USD ($)	Feb. 08, 2021 USD ($) shares	Feb. 08, 2021 CAD ($) shares	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CAD ($)	Dec. 30, 2020 USD ($)	Dec. 30, 2020 CAD ($)	Sep. 29, 2020 USD ($)	Sep. 30, 2021 USD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2021 CAD ($)	Apr. 30, 2022 USD ($) $ / shares shares	Apr. 30, 2022 CAD ($)	Apr. 30, 2021 USD ($) shares	Oct. 31, 2021 USD ($) $ / shares shares	Oct. 31, 2021 CAD ($)	Oct. 31, 2020 USD ($) $ / shares shares	Oct. 31, 2020 CAD ($)	Apr. 22, 2022 CAD ($) shares	Nov. 03, 2021 USD ($) shares	Nov. 03, 2021 CAD ($) $ / shares shares	Aug. 11, 2021 $ / shares	Jun. 07, 2021 USD ($) shares	Jun. 07, 2021 CAD ($) shares	May 18, 2021 shares	Apr. 19, 2021 USD ($)	Mar. 11, 2021 CAD ($)	Jan. 13, 2021 $ / shares	Sep. 12, 2018	Aug. 28, 2018 USD ($)	Nov. 01, 2016 USD ($)	Nov. 01, 2016 CAD ($) $ / shares
Loss Contingencies [Line Items]
Loss Contingency, Damages Sought, Value		$ 3,900,000	$ 4,900,000	$ 3,400,000	$ 4,200,000
Payment termination amount						$ 76,588	$ 102,001
Debt instrument, face amount																			$ 100,000
Commitment of cash or arrangments amount																															$ 1,800
Commitment of cash or arrangments amount cash																																$ 2,500
Number of shares issued price per share | $ / shares																					$ 0.65	$ 0.65										$ 0.05
Cash												$ 4,000,000.0			$ 21,600
Outstanding amount payable															53,491
Sublease Income										$ 7,909	$ 9,794						$ 16,727	$ 20,715
Payments for (Proceeds from) Tenant Allowance												$ 41,010			$ 41,010
Percentage of issued and outstanding common shares																													5.00%
Common stock outstanding																														$ 5,000,000
Common stock shares issued | shares												434,866,801			392,943,398		323,419,527		933,333	9,163,425	9,163,425		1,538,461	1,538,461	1,360,959
Common share price per share | (per share)												$ 0.001			$ 0.001		$ 0.001				$ 0.65							$ 0.30
Fair value of equivalents																				$ 4,796,832	$ 5,956,226		$ 305,832	$ 369,231			$ 5,956,226
Lodestar Management Group L L C [Member]
Loss Contingencies [Line Items]
Debt instrument, face amount												$ 32,716			$ 53,491
Commitment of cash or arrangments amount																															$ 1,800	$ 2,500
Number of shares issued price per share | $ / shares																																$ 0.05
Issuance of share based minimum requirement												1,800	$ 2,500
Cash												$ 30,624
Number of shares issued | shares
Lampert Agreement [Member]
Loss Contingencies [Line Items]
Debt instrument, face amount																										$ 367,227
Percentage of interest rate owned																										9.00%
Lease Agreement [Member]
Loss Contingencies [Line Items]
Loss Contingency, Damages Sought, Value	$ 120,000
Sublease Income									$ 9,113
Lessee, Operating Lease, Description									lease term from September 14, 2021 to February 28, 2025								lease term from October 1, 2020 to September 30, 2023	lease term from October 1, 2020 to September 30, 2023
Payments for Rent									$ 9,113								$ 16,194	$ 20,715
Sublease Agreement [Member] | Directors and Officers [Member]
Loss Contingencies [Line Items]
Lessee, Operating Lease, Description										lease term from April 1, 2021 to March 31, 2023	lease term from April 1, 2021 to March 31, 2023
Payments for Rent										$ 7,656	$ 9,794
Maximum [Member]
Loss Contingencies [Line Items]
Loss Contingency, Damages Sought, Value								$ 2,500,000
Warrant to purchase connon stock shares | shares		33,000,000	33,000,000
Issuance of share based minimum requirement															$ 1,800	$ 2,500